Leasing Arrangements	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Leasing Arrangements
Note 6 — LEASING ARRANGEMENTS
We lease certain manufacturing facilities, warehouse space, machinery and equipment, automobiles, railcars, computers and software under operating leases. Lease expense from continuing operations was $19.8 million in 2018, $19.8 million in 2017 and $17.8 million in 2016.
Future minimum lease payments under non-cancelable operating leases with initial lease terms longer than one year as of December 31, 2018 are as follows:

(In millions)
2019	$24.5
2020	20.4
2021	12.4
2022	8.5
2023	5.8
Thereafter	9.0
Total	$80.6